August 23, 2013

TOUCHSTONE FUNDS GROUP TRUST

Supplement to the Statement of Additional Information Dated January 30, 2013

TOUCHSTONE INSTITUTIONAL FUNDS TRUST

Supplement to the Statement of Additional Information Dated April 30, 2013

TOUCHSTONE INVESTMENT TRUST

Supplement to the Statement of Additional Information Dated January 30, 2013

TOUCHSTONE STRATEGIC TRUST

Supplement to the Statement of Additional information Dated October 30, 2012

Supplement to the Statement of Additional information Dated April 30, 2013

Supplement to the Statement of Additional information Dated July 30, 2013

TOUCHSTONE TAX-FREE TRUST

Supplement to the Statement of Additional Information Dated October 30, 2012

TOUCHSTONE VARIABLE SERIES TRUST

Supplement to the Statement of Additional Information Dated April 30, 2013

TRUSTEES AND OFFICERS- PRINCIPAL OFFICERS

Effective August 23, 2013, Timothy S. Stearns replaced Michael R. Moser as Chief Compliance Officer of the Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, and Touchstone Variable Series Trust.  The following replaces the information relating to the Chief Compliance Officer in the chart entitled “Principal Officers”:

Principal Officers:

Name Address Year of Birth	Position Held with Trust(1)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Timothy S. Stearns 303 Broadway Cincinnati, OH Year of Birth: 1963	Chief Compliance Officer	Until resignation, removal or disqualification Chief Compliance Officer since August 2013

Senior Vice President and Chief Compliance and Ethics Officer of Envestnet Asset Management, Inc. (2009 to 2013) and Chief Compliance Officer, Americas of Franklin Templeton Investments (1997 to 2009).

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-56-TFGT-SAI-S4-1308A
TSF-1105-TIFT-SAI-S3-1308A
TSF-55-TINT-SAI-S4-1308A
TSF-54-TST-SAI-S2-1308A
TSF-54BB-TST-SAI-S5-1308A
TSF-54CC-TST-SAI-S3-1308A
TSF-58-TTFT-SAI-S3-1308A
TSF-1006-TVST-SAI-S3-1308A